Dividends - Schedule of dividends payable (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Dividends Payable [Line Items]
Issue price per share		₩ 5,000
Preferred Stock Issue [Member]
Schedule Of Dividends Payable [Line Items]
Number of shares	17,482,000
Dividend per share	₩ 1,960
Total dividend paid	₩ 34,265
Issue price per share	₩ 42,900
Dividend rate per issue price (%)	4.57%